Summary of Significant Accounting Policies - Schedule of (Loss) Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of (Loss) Earnings Per Share [Abstract]
Net (loss) income	$ (4,131,668)	$ 3,828,563	$ 5,977,639
Weighted-average shares – basic (in Shares)	62,418,382	60,000,000	60,000,000
Weighted-average shares – diluted (in Shares)	62,418,382	60,000,000	60,000,000
Basic (loss) earnings per share (in Dollars per share)	$ (0.07)	$ 0.06	$ 0.1
Diluted (loss) earnings per share (in Dollars per share)	$ (0.07)	$ 0.06	$ 0.1